Cash and Cash Equivalents, Margin Cash and Long-Term Investments - Schedule of Cash and Cash Equivalents (Details) - Cash and Cash Equivalents [Member] - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Schedule of Cash and Cash Equivalents [Line Items]
Cash on hand and at banks		$ 1,624,299	$ 2,557,740
CDB (bank certificates of deposit) / Overnight investments	[1]	1,604,823	1,937,761
National Treasury Bill (Tesouro Selic)	[2]	65,666	69,635
Cash and cash equivalents		3,294,788	4,565,136
CME (Chicago Mercantile Exchange) Margin investments	[3]	70,466	105,993
Investments in Treasury Bills	[2]	88,349	53,569
Margin cash		158,815	159,562
Investment funds	[4]	49,224	45,780
Cash and cash equivalents Total		$ 3,502,827	$ 4,770,478

[1]	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Overnight investments are equivalent to fixed-income instruments, earning interest at the FED rate + 0.05%.
[2]	Brazilian Government securities (Tesouro Selic) are instruments acquired from financial institutions with conditions and characteristics similar to bank certificates of deposit (CDBs).
[3]	CME margin investments represent margin deposits allocated to fixed-income equivalent instruments. These investments accrue interest based on the Interest Rate on Reserve Balances (IORB).
[4]	Investment in a FIDC (Credit Rights Investment Fund) maturing in 2035, earning a fixed interest rate of 5% in the period.